Brumadinho dam failure - Provision for individual indemnification and other commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Provision	$ 4,580	$ 4,522
Geotechnical safety of the remaining structures
Provisions.
Provision	317	267
Individual indemnification
Provisions.
Provision	$ 115	$ 179